UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2011

Check here if Amendment [    ]; Amendment Number:
  This Amendment (Check only one.):     [ ]  is a restatement.
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Tactical Allocation Group, LLC
Address:  139 S. Old Woodward Ave.
          Birmingham, MI  48009

Form 13F File Number:       028-12156

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James F. Peters, Jr.
Title:    Chief Executive Officer
Phone:    (248) 283-2520

Signature, Place, and Date of Signing:


/s/ James F. Peters, Jr.            Birmingham, MI             April 21, 2011
-------------------------------------------------------------------------------
James F. Peters, Jr.                 City, State                     Date

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported byother reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0
                                         ------------
Form 13F Information Table Entry Total:          22
                                         ------------
Form 13F Information Table Value Total:    $437,368
                                         ------------
                                         (thousands)


List of Other Included Managers:     NONE

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
                                                        FORM 13F INFORMATION TABLE

                                         Name of Reporting Manager:  Tactical Allocation Group, LLC

                                                           Value   Shares/  Sh/ Put/ Invstmt    Other          Voting Authority
        Name of Issuer         Title of Class     CUSIP   (x1000)  Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
BARCLAYS BK PLC               DJUBS CMDT ETN36 06738C778   7,183   139,881  SH        SOLE                 4,657     0      135,224
ISHARES TR                    BARCLYS TIPS BD  464287176  27,144   248,662  SH        SOLE                10,009     0      238,653
ISHARES TR                    MSCI EMERG MKT   464287234  44,837   921,233  SH        SOLE                58,557     0      862,676
ISHARES TR                    IBOXX INV CPBD   464287242  13,474   124,522  SH        SOLE                 4,279     0      120,243
ISHARES TR                    S&P NA NAT RES   464287374  12,732   271,749  SH        SOLE                14,644     0      257,105
ISHARES TR                    RUSSELL MCP GR   464287481  19,873   326,266  SH        SOLE                24,873     0      301,393
ISHARES TR                    RUSSELL 1000 GRW 464287614  59,733   987,815  SH        SOLE                56,984     0      930,831
ISHARES TR                    RUSL 2000 GROW   464287648   1,656    17,369  SH        SOLE                 4,462     0       12,907
ISHARES TR                    JPMORGAN USD     464288281  47,782   448,108  SH        SOLE                18,259     0      429,849
ISHARES TR                    S&P NTL AMTFREE  464288414     560     5,633  SH        SOLE                     0     0        5,633
ISHARES TR                    HIGH YLD CORP    464288513  26,194   284,842  SH        SOLE                11,333     0      273,509
ISHARES TR                    US PFD STK IDX   464288687  57,450 1,448,926  SH        SOLE                58,036     0    1,390,890
ISHARES TR                    S&P GRWTH ALL    464289867     411    12,628  SH        SOLE                     0     0       12,628
ISHARES TR                    S&P MODERATE     464289875   1,197    39,221  SH        SOLE                     0     0       39,221
ISHARES SILVER TRUST          ISHARES          46428Q109   1,441    39,180  SH        SOLE                 6,312     0       32,868
MARKET VECTORS ETF TR         GOLD MINER ETF   57060U100   9,245   153,822  SH        SOLE                12,224     0      141,598
MARKET VECTORS ETF TR         EM LC CURR DBT   57060U522  17,939   666,974  SH        SOLE                54,781     0      612,193
MARKET VECTORS ETF TR         HG YLD MUN ETF   57060U878     828    29,147  SH        SOLE                     0     0       29,147
SPDR GOLD TRUST               GOLD SHS         78463V107  25,459   182,032  SH        SOLE                 9,489     0      172,543
SPDR INDEX SHS FDS            S&P EMKTSC ETF   78463X756  32,457   602,612  SH        SOLE                45,883     0      556,729
SPDR INDEX SHS FDS            S&P INTL SMLCP   78463X871  16,934   536,071  SH        SOLE                33,450     0      502,621
VANGUARD SCOTTSDALE FDS       SHRT-TERM CORP   92206C409  12,839   165,812  SH        SOLE                 5,905     0      159,907
TOTAL                                                    437,368
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